Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

PvP Table

As required by the SEC rules, we are providing the following information about the relationship between Compensation Actually Paid (“CAP”) to our CEO, Mr. Dunbar, and other NEOs and certain financial performance metrics of Standex using the methodology that has been prescribed by the SEC.

					Value of Initial Fixed $100
			Average Summary Compensation Table Total for Other NEOs		Investment Based on:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Compensation Actually Paid to Other NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income	Company Selected Measure EBITDA
Year	($) [1]	($) [2]	($) [3]	($) [2]	($)	($) [4]	($)	($) [5]
2025	5,117,281	3,850,676	1,111,236	959,596	284.95	239.92	57,684,000	170,599,000
2024	4,993,485	6,886,950	1,316,864	1,514,386	291.38	213.04	73,074,000	140,548,000
2023	5,098,597	13,895,157	1,106,031	1,453,920	253.88	182.76	138,992,000	139,500,000
2022	5,135,735	5,047,799	1,205,257	1,157,888	150.63	141.55	61,393,000	129,057,000
2021	5,784,732	9,313,380	1,231,148	1,953,168	166.94	159.57	36,473,000	111,559,000

1	Our PEO for all years in the table was our CEO, David Dunbar.

2	The adjustments, each of which is prescribed by SEC rules, to calculate the CAP are described in the table below.

3

Our Other NEOs for FY 2025 were: Ademir Sarcevic, Alan Glass, Annemarie Bell and Max Arets.

Our Other NEOs for FY 2024 were: Ademir Sarcevic, Alan Glass, Annemarie Bell and Max Arets.

Our Other NEOs for FY 2023 were: Ademir Sarcevic, Alan Glass, Annemarie Bell, Sean Valashinas, Paul Burns and Flavio Maschera.

Our Other NEOs for FY 2022 were: Ademir Sarcevic, Alan Glass, Paul Burns and Flavio Maschera.

Our Other NEOs for FY 2021 were: Ademir Sarcevic, Alan Glass, Paul Burns and Jim Hooven.

4	The peer group is the S&P SmallCap 600 Industrial Sector Index, which is the same peer group used in our Annual Report on Form 10-K.

5

The Company selected measure, adjusted EBITDA, stands for earnings before income tax, depreciation and amortization, and is a non-GAAP financial measure that is determined by the sum of (i) income from operations before income taxes, (ii) interest expense and (iii) depreciation and amortization. Adjusted EBITDA adjusts for restructuring charges, litigation charges, purchase accounting and acquisition related costs.

PEO Total Compensation Amount	$ 5,117,281	$ 4,993,485	$ 5,098,597	$ 5,135,735	$ 5,784,732
PEO Actually Paid Compensation Amount	$ 3,850,676	6,886,950	13,895,157	5,047,799	9,313,380
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate CAP to PEO and Average CAP to Other NEOs

The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP amounts from the SCT Total of our PEO and our Other NEOs. The SCT Total and CAP amounts do not reflect the actual amount of compensation earned or paid to our executives during the applicable years, but rather, are amounts determined in accordance with Item 402(v).

	2025		2024		2023		2022		2021
Adjustment	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
SCT Total	5,117,281	1,111,236	4,993,485	1,316,864	5,098,597	1,106,031	5,135,735	1,205,257	5,784,732	1,231,148
Adjustment for defined benefit plans	-	-	-	-	-	-	-	-	-	-
Adjustment for stock awards [1]
(Deduct): Aggregate value for stock awards included in SCT	(3,553,548)	(515,505)	(3,318,267)	(811,489)	(3,405,266)	(392,536)	(3,435,322)	(542,780)	(3,681,435)	(543,157)
Add: Fair value at FYE of awards granted during the FY that were outstanding at FYE	3,200,507	450,475	3,083,931	804,973	5,005,533	428,779	3,168,159	480,938	5,837,304	954,192
Add (Deduct): Change in fair value from prior FYE to current FYE of awards granted in prior years that were outstanding at FYE	(1,513,617)	(160,642)	293,482	57,302	7,282,679	608,518	599,759	116,769	1,505,821	297,995
Add: Fair value on vesting date of awards granted in the FY that vested during the FY	-	-	465,400	-	-	-	-	-	-	-
Add (Deduct): Change in fair value from prior FYE to vesting date of awards granted in prior years that vested during the FY	548,243	64,762	1,340,748	140,723	(115,452)	(8,733)	(455,113)	(110,118)	(162,627)	5,244
(Deduct): Fair value at prior FYE of awards granted in prior years that failed to meet the applicable vesting conditions during the FY	-	-	-	-	-	(291,719)	-	-	-	-
Add: Dividends or other earnings paid on awards in the FY	51,809	9,270	28,170	6,015	29,066	3,580	34,581	7,822	29,585	7,746
CAP Amounts (as calculated)	3,850,676	959,596	6,886,950	1,514,386	13,895,157	1,453,920	5,047,799	1,157,888	9,313,380	1,953,168

1

For (i) PSUs granted in the current FY with future vesting, and (ii) PSUs granted in prior FYs with future vesting, the number of PSUs used in the valuation is the number of PSUs granted at their probable outcome. For PSUs granted in prior FYs that vested in the current FY, the number of PSUs used in the valuation is the number of PSUs that vested.

For RSUs granted pursuant to a deferral under the MSPP, the CAP adjustment includes such RSUs in the year in which they are granted in accordance with ASC 718, rather than the year in which they are reported in the SCT. The fair value for such RSUs uses the Black-Scholes valuation model to determine the value of the discount on the shares at the various points in time required in the adjustments. The fair value of the discount is then added to the cash value of the executive’s annual incentive deferral underlying the specific MSPP deferral. E.g., for the annual incentive opportunity for FY 2022, the value of the annual incentive received in cash is reported in the Non-Equity Incentive Compensation column of the SCT for FY 2022 and the corresponding grant date fair value of any RSUs received pursuant to a deferral election under the MSPP for such annual incentive is reported in the SCT for FY 2022. The adjustment for CAP removes the grant date fair value of such RSUs reported in the SCT for FY 2022, but then includes the FYE fair value of such RSUs in FY 2023 because such RSUs were granted in FY 2023 and remained outstanding as of the FYE. The FYE fair value is determined by adding the value of the annual incentive opportunity deferred into the receipt of discounted RSUs and the value of the discount as of the FYE.

66     2025 Proxy Statement

Non-PEO NEO Average Total Compensation Amount	$ 1,111,236	1,316,864	1,106,031	1,205,257	1,231,148
Non-PEO NEO Average Compensation Actually Paid Amount	$ 959,596	1,514,386	1,453,920	1,157,888	1,953,168
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance

The graphs below show the relationship between “compensation actually paid” to our PEO and Other NEOs to (i) TSR of both the Company and the S&P SmallCap 600 Industrial Sector Index, with the value of the initial fixed $100 investment measured as of June 30, 2020; (ii) the Company’s net income; and (iii) the Company’s adjusted EBITDA (non-GAAP).

CAP vs. Company TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income	CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP vs. Company-Selected Measure (Adjusted EBITDA)

	2025 Proxy Statement 67
Tabular List, Table

Financial Performance Measures

The following table lists the financial performance measures that, in the Company’s assessment, represent the most important measures used to link CAP for our NEOs to Company performance for FY 2025.

Net Sales
Adjusted Operating Income
Adjusted EPS
Adjusted EBITDA
ROIC

2025 Proxy Statement 65

Total Shareholder Return Amount	$ 284.95	291.38	253.88	150.63	166.94
Peer Group Total Shareholder Return Amount	239.92	213.04	182.76	141.55	159.57
Net Income (Loss)	$ 57,684,000	$ 73,074,000	$ 138,992,000	$ 61,393,000	$ 36,473,000
Company Selected Measure Amount	170,599,000	140,548,000	139,500,000	129,057,000	111,559,000
PEO Name	David Dunbar
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	ROIC
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,553,548)	(3,318,267)	(3,405,266)	(3,435,322)	(3,681,435)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,200,507	3,083,931	5,005,533	3,168,159	5,837,304
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,513,617)	293,482	7,282,679	599,759	1,505,821
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	465,400	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,243	1,340,748	(115,452)	(455,113)	(162,627)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,809	28,170	29,066	34,581	29,585
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,505)	(811,489)	(392,536)	(542,780)	(543,157)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	450,475	804,973	428,779	480,938	954,192
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(160,642)	57,302	608,518	116,769	297,995
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,762	140,723	(8,733)	(110,118)	5,244
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(291,719)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 9,270	$ 6,015	$ 3,580	$ 7,822	$ 7,746